UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, DC 20549

	FORM 13-F

	FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
	June 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment {Check only one}	[] is a restatement
			[] adds new holding entries

Institutional Manager Filing this Report:

Name: 			J. M. Hartwell LP
Address: 		515 Madison Avenue
			New York, NY 10022

13-F Filing Number: 28-4534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
..

Person Signing this Report on Behalf of Reporting Manager

Name:		Barbara Romeo
Title:		Controller
Phone:		212-308-3355
Signature, Place and Date of Signing:

Barbara N. Romeo  New York, NY  July 24, 2012

Report Type{Check only one}
[X]	13F HOLDINGS REPORT
[ ] 	13F NOTICE
[ ] 	13F COMBINATION REPORT

List of other managersReporting for this manager:
     Affiliated Managers Group

Form 13-F Summary Page:
Number of other included managers:	1
Form 13-F Information Table Entry Total: 96

Form 13-F Information Table Value Toatl: $401,076 (x$1000)
List of Other Included Managers:
      No. 13F File Number Name 01- 28-04975

FORM 13F INFORMATION TABLE


                       FORM 13F INFORMATION TABLE
NAME of TITLE VALUE SHARES/ SH/ PUT/INVSTMTOTHER  VOTING AUTHORITY
ISSUEROFCLASSCUSIP(x$1000)PRNAMTPRN CALDSCRETN MANAGERSSOLESHAREDNONE
------------------ ----- ---- ---- ----- ------------ ---------------
Abbott Lab              COM 002824100   1186    18400 SH SOLE   16900  1500
Abovenet, Inc.          COM 00374N107  13834   164687 SH SOLE  156847  7840
Accenture Ltd           COM G1150G111    428     7120 SH SOLE    7120
Affiliated Managers Grp COM 008252108  10155    92782 SH SOLE   92782
Air Liquide ADR         COM 009126202    298    13052 SH SOLE   13052
Alliance Data Systems   COM 018581108   2945    21815 SH SOLE   19815  2000
America Movil SA        COM 02364W105    396    15200 SH SOLE   15200
Anadarko Petroleum Corp COM 032511107   2683    40525 SH SOLE   38525  2000
Anheuser-Busch Inbex SA COM 03524a108    318     3997 SH SOLE    3997
Apache Corp             COM 037411105   1758    20001 SH SOLE   17601  2400
Apple Inc.              COM 037833100  14147    24225 SH SOLE   23150  1075
BASF SE ADR             COM 055262505    243     3500 SH SOLE    3500
BG Group PLC            COM 055434203    551    27000 SH SOLE   27000
BHP Billiton Limited    COM 088606108    273     4175 SH SOLE    4175
Baidu.com               COM 056752108    977     8500 SH SOLE    8500
Bio-Reference Labs      COM 09057g602   7501   285410 SH SOLE  266810 18600
Canon Inc ADR           COM 138006309    566    14160 SH SOLE   14160
Catalyst Health SolutionCOM 14888B103   1796    19220 SH SOLE   17920  1300
Clean Harbors, Inc.     COM 184496107   2995    53080 SH SOLE   48330  4750
Cliffs Natural ResourcesCOM 18683k101    319     6465 SH SOLE    5365  1100
Cognizant Tech SolutionsCOM 192446102  15790   263165 SH SOLE  251965 11200
Compania Energetica Min COM 204409601    324    17600 SH SOLE   17600
Compania de Bebidas     COM 20441w203    862    22500 SH SOLE   22500
Compass Group Plc ADS   COM 20449x203    210    20000 SH SOLE   20000
Computer Associates     COM 204912109   1138    42000 SH SOLE   42000
Concho Resources Inc    COM 20605p101   2458    28875 SH SOLE   27175  1700
Continental Resources   COM 212015101  16555   248495 SH SOLE  229095 19400
Danone ADR              COM 23636t100    435    35000 SH SOLE   35000
Dassault Systems SA     COM 237545108    281     3000 SH SOLE    3000
Diageo PLC ADS          COM 25243q205    515     5000 SH SOLE    5000
Ebay                    COM 278642103   9676   230315 SH SOLE  221615  8700
Essilor Intl SA ADR     COM 297284200    390     8384 SH SOLE    8384
Everest Re Group Inc    COM G3223R108    228     2200 SH SOLE    2200
Express Scripts Inc     COM 302182100   1907    34155 SH SOLE   32355  1800
Exxon Mobil Corporation COM 30231G102   9708   113452 SH SOLE  109402  4050
Flextronics Intl Ltd    COM Y2573F102     92    14800 SH SOLE   14800
Freeport-McMoRan Copper COM 35671D857    821    24090 SH SOLE   22390  1700
Fresenius Medical Care ACOM 358029106    870    12320 SH SOLE   12320
Google Inc              COM 38259P508  15592    26880 SH SOLE   24650  2230
Grupo Televisa SA       COM 40049j206    243    11290 SH SOLE   11290
HDFC Bank Ltd           COM 40415f101    359    11000 SH SOLE   11000
HSBC Holdings PLC ADS   COM 404280406    335     7600 SH SOLE    7600
Heineken N.V.           COM 423012202    503    19274 SH SOLE   19274
Home Depot Inc.         COM 437076102    314     5930 SH SOLE    5930
Intel Corp.             COM 458140100  11841   444300 SH SOLE  422500 21800
Intervest Bancshares    COM 460927106    191    50000 SH SOLE   50000
Intl. Business Mach. CorCOM 459200101  20949   107110 SH SOLE   95610 11500
Johnson & Johnson       COM 478160104   1962    29046 SH SOLE   27946  1100
Kimberly Clark Corp     COM 494368103   2866    34216 SH SOLE   28896  5320
Kingfisher Plc.         COM 495724403    215    23874 SH SOLE   23874
Komatsu Ltd             COM 500458401    435    18468 SH SOLE   18468
Lindsay Corporation     COM 535555510    584     9000 SH SOLE    9000
Luxottica Group ADS     COM 55068r202    342     9800 SH SOLE    9800
Mastercard Inc.         COM 57636q104  10151    23600 SH SOLE   22250  1350
Microsoft Corp          COM 594918104  15176   496107 SH SOLE  466607 29500
Millicom Intl Cellula   COM SE0001174 119951  1271817 SH SOLE 1259985 11832
Millicom Intl Cellula   COM l6388f110   3083    32826 SH SOLE   28126  4700
National Oilwell Varco  COM 637071101   1358    21075 SH SOLE   18775  2300
Nestle S.A. ADR         COM 641069406    498     8335 SH SOLE    8335
NetEase.com, Inc.       COM 64110w102    249     4230 SH SOLE    4230
NewMarket Corporation   COM 651587107    253     1170 SH SOLE    1170
Nidec Corp              COM 654090109    591    30800 SH SOLE   30800
Noble Energy Inc        COM 655044105   9047   106657 SH SOLE   97391  9266
Novartis AG             COM 66987v109    713    12753 SH SOLE   12753
Novo-Nordisk A/S        COM 670100205    262     1800 SH SOLE    1800
Oasis Petroleum Inc.    COM 674215108   5208   215400 SH SOLE  206100  9300
Oracle Corporation      COM 68389X105    409    13755 SH SOLE   13755
Philip Morris Intl      COM 718172109    209     2400 SH SOLE    2400
Priceline.com Inc       COM 741503106  13463    20260 SH SOLE   19085  1175
Proctor & Gamble Co.    COM 742718109    542     8844 SH SOLE    8844
Purecycle               COM 746228303    230   107073 SH SOLE  107073
Qualcomm Inc.           COM 747525103   5657   101590 SH SOLE   97290  4300
Roche Holdings Ltd      COM 771195104    285     6600 SH SOLE    6600
Rolls Royce Hldg Plc ADSCOM 775781206    673    10000 SH SOLE   10000
SAP AG                  COM 803054204   3604    60710 SH SOLE   55910  4800
SXC Health Solutions IncCOM 78505P100    250     2523 SH SOLE    2523
Safestitch Medical Inc. COM 78645y102     61   105280 SH SOLE  105280
Salesforce.com          COM 79466l302    995     7200 SH SOLE    7200
Seadrill Limited        COM g7945e105  12951   364610 SH SOLE  353810 10800
Shire plc ADS           COM 82481r106    276     3200 SH SOLE    3200
Silicon Motion          COM 82706C108    219    15500 SH SOLE   15500
Smith and Nephew plc    COM 83175m205    541    10820 SH SOLE   10820
Syngenta AG             COM 87160a100    595     8700 SH SOLE    8700
Technip ADS             COM 878546209    226     8684 SH SOLE    8684
Tenaris S.A.            COM 88031m109    289     8260 SH SOLE    8260
Teva Pharmaceutical     COM 881624209    359     9090 SH SOLE    9090
TigerLogic Inc          COM 8867eq101    205    99900 SH SOLE   99900
Unilever N.V.           COM 904784709    434    13000 SH SOLE   13000
VISA Inc.               COM 92826c839   7538    60970 SH SOLE   57070  3900
Vodafone Group plc ADS  COM 92857W100    635    22531 SH SOLE   22531
Wal-mart De Mexico SAB  COM 93114w107    447    16800 SH SOLE   16800
Warner Chilcott plc     COM g94368100    317    17700 SH SOLE   17700
Whiting Petroleum Corp  COM 966387102    410     9980 SH SOLE    9980
adidas AG               COM 00687A107    358    10000 SH SOLE   10000
               </SEC-DOCUMENT>